General	12 Months Ended
Dec. 31, 2023
General [Abstract]
General

Note 1 - General

A.	Incorporation and operations

SaverOne 2014 Ltd. (the “Company”) was founded in Israel on November 16, 2014 and commenced its business activity on that date (the “Inception Date”) in development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving a motor vehicle (the “SaverOne System”).

B.	The Company’s business position

The Company is currently in the early commercialization stage and has not yet generated significant revenues from its sales and operations. From the Inception Date and through December 31, 2023, the Company reported losses and a negative cash flow from current operating activity. As of December 31, 2023, the Company has an accumulated deficit of NIS 135,610 and it had a comprehensive loss of NIS 33,835 for the year ended December 31, 2023. In addition, as of December 31, 2023, the balance of cash and cash equivalents amounted to NIS 17,112 together with the outstanding equity line unused (including its increasing as noted below) under the SEPA amounted to $11,606 thousand (approximately NIS 42,095 based on exchange rate of 3.627) less the outstanding unpaid promissory notes amounted to NIS 7,139 are sufficient for the Company to realize its business plans for the 12-months period subsequent to the reporting period. Management has considered the significance of such conditions in relation to the Company’s ability to meet its current obligations and to achieve its business targets and determined that these conditions are not raising substantial doubt about the Company’s ability to continue as a going concern. The Company plans to finance its operations through the sales of equity and/or debts (including raising equity by an additional public offering through shelf registration on the Nasdaq Capital Market (the “Nasdaq”)) and also through increasing its revenues from sales of the SaverOne System and related services and a reduction in operating expenses. However, there can be no assurance that the Company will succeed in obtaining the necessary financing or generating sufficient revenues from product sales to continue its operations as a going concern.

In June 2022, the Company completed an underwritten initial public offering in the United States (the “U.S. IPO”) on the Nasdaq under which the Company issued and sold (i) 2,941,918 units (each a “Unit”), each Unit consisting of one American Depositary Share (“ADS”), each ADS representing 5 ordinary shares, par value NIS 0.01, of the Company, and one warrant to purchase one ADS (each a “Warrant”) at an offering price of $4.13 per Unit and (ii) number of 208,282 pre-funded units (a “Pre-Funded Unit”), each Pre-Funded Unit consisting of one pre-funded warrant to purchase one ADS (each a “Pre-Funded Warrant”) and one Warrant to purchase one ADS at an offering price of $4.129 per pre-funded unit. The Company received gross proceeds of approximately $13 million (approximately NIS 43,441), before deducting underwriting discounts and offering expenses payable by the Company. In addition, the Company granted to the underwriter in the U.S. IPO as share-based payment by issuance of 157,510 warrants to purchase 157,510 ADSs (the “Representative’s Warrant”). The Company also granted to the underwriter a 45-day option to purchase up to an additional 469,654 ADSs or Pre-Funded Warrants and/or 469,654 Warrants to purchase ADSs as an over-allotment option (“Over-Allotment Option”), which was partially exercised. See Note 13C2 below.

The ADSs and Warrants are traded on the Nasdaq under the symbols “SVRE” and “SVREW”, respectively. Upon satisfaction of customary closing conditions, the closing date of the U.S. IPO was June 7, 2022 (the “Closing Date”).

On December 11, 2022, the Company entered into a definitive securities purchase agreement (the “PIPE Agreement”) with an accredited investor (the “PIPE Purchaser”), under which the Company issued 809,061 ADSs for total net proceeds of approximately $1.5 million (approximately NIS 5,141) (the “PIPE”). See Note 13C3 below.

B.	The Company’s business position (Cont.)

On June 5, 2023 (the “YA Effective Date”), the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., Cayman Islands-based hedge fund (“Yorkville” or “YA”), under which the Company has the right to sell to Yorkville from time to time (each such occurrence, an “Advance”) up to $10,000 thousand (the “Commitment Amount”) of the Company’s ADSs, during a limited period of 48-months following the execution of the SEPA, at a price equal to 95% of the lowest of the 3 daily VWAPs during a 3 consecutive trading day period commencing on the date that the Company, subject to certain limitations, delivers a notice to Yorkville that the Company is committing Yorkville to purchase such ADSs (the “Advance Shares”). Upon execution of the SEPA, Yorkville advanced to the Company, an amount of $2,000 thousand out of the Commitment Amount in form of promissory note (the “First Promissory Note”) which accrues interest at an annual rate of 8%, was issued with a 3% original issue discount and will mature on the 12-month anniversary of the date of issuance based on a payments schedule either in cash or by issuance of Advance Shares. See Note 13C4 below.

During the period commencing on the YA Effective Date through the December 31, 2023, the Company sold 33,375,000 Advance Shares to Yorkville for a total purchase price of $3,394 (approximately NIS 12,310 thousand) out of the Commitment Amount under SEPA. See Note 13C4 below.

On December 11, 2023, the Company and Yorkville entered into a first amendment to the SEPA pursuant to which Yorkville, upon the Company’s request, agreed to advance to the Company $1,000 thousand of the Commitment Amount, which is evidenced in the form of a promissory note equal to $1,000 thousand (the “Second Promissory Note”). The Second Promissory Note, which contains substantially the same terms as the First Promissory Note, will mature on the twelve-month anniversary of the date of issuance. The Second Promissory Note accrues interest at a rate of 8%, was issued with a 3% original issue discount and will be repaid in 5 equal monthly installments beginning on the 150th day following the date of the Second Promissory Note’s issuance. The Second Promissory Note may be repaid with the proceeds of an Advance under the Purchase Agreement or repaid in cash. See Note 13C4 below.

On December 13, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company agreed to sell and issue to Yorkville through a registered direct offering (the “Registered Direct Offering”) 1,667,667 ADSs for total gross proceeds of $1,000 thousand (approximately NIS 3,627), at an offering price of $0.60 per ADS. See Note 13C5 below.

In March 2024, the Company entered into second amendment to the SEPA, which is unconditional committed arrangement to raise additional capital, under which the Commitment Amount was increased to $15,000 thousand (out of which $11,606 is unused as of December 31, 2023). See Note 21B below.

C.	The impact of Iron Sword War

On October 7, 2023, the State of Israel was attacked by the Hamas terrorist organization, and as a result, the State of Israel declared a state of war and a large-scale mobilization of reserves (the “War”), which is an exceptional event with security and economic implications, the scope and outcome of which cannot be predicted. Following the War, the State of Israel is taking significant steps to maintain the security of Israeli residents, which has had a significant impact on economic and business activity in the country.

The management regularly monitors developments and acts in accordance with the guidelines of the various authorities. Since this is an event beyond the Company’s control and characterized by uncertainty, inter alia as to when the War will end, as of the financial statements’ approval date, the Company is unable to predict the intensity of the War impact on the Company’s financial condition and its operations results.